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APPENDIX 1                                              OMB APPROVAL
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form. Please print or type.

1.          Name and address of issuer:

            IDS Certificate Company
            IDS Tower 10
            Minneapolis, MN  55440-0010

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2.      The name of each  series or class of  securities  for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer,check the box but do not list series or classes): [ ]

            Stock Market Certificate

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3.          Investment Company Act File Number: 811-2

            Securities Act File Number:         33-22503

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4(a). Last day of fiscal year for which this Form is filed:

            December 31, 1999

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4(b).       [ ] Check box if this Form is being filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: if the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
Form.

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5. Calculation of registration fee:

              (i)Aggregate sale price of securities sold during

                 the fiscal year pursuant to section 24(f):                $194,086,471
                                                                           ------------

              (ii)Aggregate price of securities redeemed
                 or repurchased during the fiscal year:     $130,718,753

            (iii)Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were
               not previously used to reduce registration
               fees payable to the Commission:              $       -0-

            (iv)Total available redemption credits [add

                items 5(ii) and 5(iii):                                    $130,718,753

            (v)Net sales - if item 5(i) is  greater  than item  5(iv)  [subtract item 5(iv) from

               item 5(i)]:                                                 $63,367,718

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            (vi)Redemption credits available for use in future
               years-if item 5(i) is less than item 5(iv)
               [subtract item 5(iv) from item 5(i)]:        $(      -0-    )
                                                             ----------------
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            (vii)Multiplier for determining registration fee
               (see instruction C.9):                                      x.000264

            (viii)Registration fee due [multiply item 5(v) by

                item 5(vii)] (enter "0" if no fee is due):                 =$16,729.08
                                                                           -----------

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6.          Prepaid Shares

            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities
            (number of shares or other units) deducted here: -0- If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

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7.          Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                           +$      -0-

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8.          Total of the amount of the  registration  fee due plus any  interest due [line 5(viii) plus line 7]:

                                                                           =$16,729.08

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9.          Date the  registration  fee and any interest payment was sent to the
            Commission's lockbox depository:  February 25, 2000

            Method of Delivery:

                              [X]     Wire Transfer
                              [   ]   Mail or other means

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                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)  /s/ Bruce Kohn
                              Bruce Kohn
                              Vice President and General Counsel

Date        February 24, 2000

       Please print the name and title of the signing officer below the signature.